Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 11,893,401	₩ 9,919,651
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	February, 2021
Interest rate (%)	0.20%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2019
Maturity date	March, 2037
Interest rate (%)	12.50%
KB Securities and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	April, 2011
Maturity date	February, 2021
Interest rate (%)	1.60%
KB Securities and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2019
Maturity date	October, 2029
Interest rate (%)	5.30%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 3,827,152	4,499,199
Gross amount [member] | KB Securities and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	8,124,194	5,469,580
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(24,374)	(30,526)
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ (33,571)	₩ (18,602)